CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Revenues:
Direct financing leases	¥ 57,483		¥ 54,356		¥ 50,934
Operating leases	324,083		296,329		282,875
Interest on loans and investment securities	130,680		155,963		147,888
Brokerage commissions and net gains on investment securities	27,183		34,814		29,337
Life insurance premiums and related investment income	155,406		138,726		126,907
Real estate sales	23,139		38,804		61,029
Gains on sales of real estate under operating leases	5,872		5,816		2,222
Revenues from asset management and servicing	126,492		15,265		12,908
Other operating revenues	491,313		315,691		250,679
Total revenues	1,341,651		1,055,764		964,779
Expenses:
Interest expense	82,859		100,966		109,872
Costs of operating leases	215,889		194,429		181,404
Life insurance costs	108,343		98,599		93,178
Costs of real estate sales	27,059		39,430		59,534
Expenses from asset management and servicing	36,150		593		493
Other operating expenses	310,775		194,693		152,521
Selling, general and administrative expenses	313,631		224,948		194,956
Provision for doubtful receivables and probable loan losses	13,834		10,016		19,186
Write-downs of long-lived assets	23,421		17,896		15,167
Write-downs of securities	7,989		22,838		16,470
Foreign currency transaction loss (gain), net	723		503		(217)
Total expenses	1,140,673		904,911		842,564
Operating Income	200,978		150,853		122,215
Equity in Net Income of Affiliates	17,825		13,836		1,983
Gains on sales of subsidiaries and affiliates and liquidation losses, net	64,923		7,883		3,317
Income before Income Taxes and Discontinued Operations	283,726		172,572		127,515
Provision for income taxes	97,236		53,682		44,608
Income from Continuing Operations	186,490		118,890		82,907
Discontinued Operations:
Income (Loss) from discontinued operations, net	12,182	[1]	(179)	[1]	1,775	[1]
Provision for income taxes	(4,681)		347		1,219
Discontinued operations, net of applicable tax effect	7,501		168		2,994
Net Income	193,991		119,058		85,901
Net Income (Loss) Attributable to the Noncontrolling Interests	3,089		3,164		(332)
Net Income Attributable to the Redeemable Noncontrolling Interests	4,108		3,985		2,724
Net Income Attributable to ORIX Corporation Shareholders	186,794		111,909		83,509
Income attributable to ORIX Corporation shareholders:
Income from continuing operations	179,499		112,144		79,810
Discontinued operations	7,295		(235)		3,699
Net Income Attributable to ORIX Corporation Shareholders	¥ 186,794		¥ 111,909		¥ 83,509
Basic:
Income from continuing operations	¥ 141.55		¥ 103.09		¥ 74.24
Discontinued operations	¥ 5.75		¥ (0.22)		¥ 3.44
Net income attributable to ORIX Corporation shareholders	¥ 147.30		¥ 102.87		¥ 77.68
Diluted:
Income from continuing operations	¥ 137.20		¥ 87.55		¥ 62.23
Discontinued operations	¥ 5.57		¥ (0.18)		¥ 2.80
Net income attributable to ORIX Corporation shareholders	¥ 142.77		¥ 87.37		¥ 65.03
Cash Dividends	¥ 13.00		¥ 9.00		¥ 8.00

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥3,609 million, ¥6,789 million and ¥14,600 million in fiscal 2012, 2013 and 2014, respectively.